Archer Investment Series Trust

Archer Balanced Fund

Archer Income Fund

Archer Stock Fund

Incorporated herein by reference is the definitive version of the prospectus for the Archer Investment Series Trust filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 30, 2014 (SEC Accession No. 0001162044-14-001551).